Other Assets and Other Liabilities	12 Months Ended
Dec. 31, 2013
Other Assets And Other Liabilities Disclosure [Abstract]
Other Assets And Other Liabilities Disclosure [Text Block]

14. Other Assets and Other Liabilities

	December 31
	2013	2012

Other assets
Fair value of commodity swaps	$2,819	$1,151
Fair value of commodity swaps designated as cash flow hedges	-	913
Fair value of interest rate swaps	19,199	-
	22,018	2,064
Less current portion of other assets	2,149	1,573
	$19,869	$491

Other liabilities
Fair value of interest rate swaps	$19,733	$3,754
Fair value of wood waste supply agreement	806	-
Fair value of foreign currency exchange agreements	-	80
Deferred lease liabilities	1,220	1,267
Unfavourable lease arrangements	515	552
Contingent acquisition payables	459	1,009
Share based compensation	4,300	1,188
Other	635	843
	27,668	8,693
Less current portion of other liabilities	12,925	2,527
	$14,743	$6,166